Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	John B. Owen		Roger Hochschild		Average summary compensation table total for non-PEO NEOs(2)	Average compensation actually paid to non-PEO NEOs(3)	Value of initial fixed $100 investment based on(4)			Company selected measure (Adjusted PBTR, dollars in millions)(7)
Fiscal year(1)	Summary compensation table total for PEO(2)	Compensation actually paid to PEO(3)	Summary compensation table total for PEO(2)	Compensation actually paid to PEO(3)			Total shareholder return	Peer group total shareholder return(5)	Net income (dollars in millions)(6)
2023	$2,188,651	$2,262,056	$10,891,514	$3,227,680	$4,512,219	$3,423,238	$145.98	$122.48	$2,940	$5,478
2022	n/a	n/a	$10,642,075	$8,307,975	$4,773,473	$3,834,511	$123.49	$111.41	$4,374	$6,495
2021	n/a	n/a	$12,087,218	$32,400,442	$4,789,858	$9,568,003	$142.87	$127.11	$5,422	$5,208
2020	n/a	n/a	$10,357,259	$2,792,909	$4,109,333	$2,028,719	$110.08	$95.90	$1,125	$3,934

Company Selected Measure Name			Adjusted PBTR
Named Executive Officers, Footnote	The CEO, Mr. Hochschild, served as the Principal Executive Officer (“PEO”) for 2023 through August 14, 2023, and for the entirety of 2022, 2021 and 2020. Mr. Owen served as the PEO from August 15, 2023, through the remainder of 2023. The Company’s other NEOs for the applicable years were as follows:
•2023: Mr. Greene, Ms. Mehlman, and Messrs. Capozzi, Toney, Minetti, and Arooni.
•2022: Messrs. Greene, Arooni, and Capozzi, and Ms. Offereins.
•2021: Messrs. Greene, Minetti, Capozzi, and Ms. Offereins.
•2020: Messrs. Greene and Minetti, Ms. Offereins, and Ms. Julie Loeger, our then EVP, President - US Cards.

Peer Group Issuers, Footnote			The TSR Peer Group consists of the S&P 500 Financial Index, the industry group that is used in our annual report.
PEO Total Compensation Amount	$ 2,188,651	$ 10,891,514		$ 10,642,075	$ 12,087,218	$ 10,357,259
PEO Actually Paid Compensation Amount	$ 2,262,056	$ 3,227,680		8,307,975	32,400,442	2,792,909
Adjustment To PEO Compensation, Footnote	o calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Hochschild, Mr. Owen and for the average of the other NEOs is set forth following the footnotes to this table.

Fiscal year(1)	Summary compensation table total ($)(a)	(Minus) Change in accumulated benefits under defined benefit and actuarial pension plans ($)(b)	Plus Service costs under defined benefit and actuarial pension plans ($)(c)	(Minus) Grant date fair value of stock awards granted in fiscal year ($)(d)	Plus Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year ($)(e)	Plus/(Minus) Change in fair value of outstanding and unvested stock awards granted in prior fiscal years ($)(f)	Plus Fair value at vesting of stock awards granted in fiscal year that vested during fiscal year ($)(g)	Plus/(Minus) Change in fair value as of vesting date of stock awards granted in prior years for which applicable vesting conditions were satisfied during fiscal year ($)(h)	(Minus) Fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year ($)(i)	Equals Compensation actually paid ($)(j)
PEO (Owen)
2023	$2,188,651	$—	$—	$(670,011)	$746,898	$—	$(3,482)	$—	$—	$2,262,056
PEO (Hochschild)
2023	$10,891,514	$(15,554)	$—	$(9,425,219)	$—	$(44,052)	$1,820,991	$—	$—	$3,227,680
2022	$10,642,075	$—	$—	$(8,000,133)	$8,744,275	$(3,579,325)	$431,835	$69,248	$—	$8,307,975
2021	$12,087,218	$—	$—	$(7,600,006)	$12,893,421	$15,011,729	$(81,682)	$89,761	$—	$32,400,442
2020	$10,357,259	$(49,654)	$—	$(7,350,078)	$4,333,881	$(3,412,450)	$(1,086,049)	$—	$—	$2,792,909
Other NEOs (Average)(k)
2023	$4,512,219	$(2,080)	$—	$(2,072,026)	$1,384,155	$(39,561)	$—	$344,896	$(704,366)	$3,423,238
2022	$4,773,473	$—	$—	$(2,551,413)	$2,408,103	$(858,145)	$16,469	$46,024	$—	$3,834,511
2021	$4,789,858	$—	$—	$(2,275,118)	$3,647,786	$3,398,600	$21,354	$(14,477)	$—	$9,568,003
2020	$4,109,333	$(39,577)	$—	$(2,389,093)	$1,633,833	$(809,758)	$—	$(476,018)	$—	$2,028,719
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Excludes the change in value of Mr. Hochschild’s deferred RSUs since such awards were fully vested prior to January 1, 2020, see the table “2023 Nonqualified deferred compensation” for additional information. For Mr. Hochschild and the “Other NEOs,” the PSU values from 2020, 2021, and 2022 were adjusted from those disclosed in our 2023 proxy statement to reflect the actual dividends accrued within the fiscal year, whereas they previously reflected cumulative accrued dividends.
(g)Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. For Mr. Hochschild and the “Other NEOs”, the PSU values from 2020, 2021, and 2022 were adjusted from those disclosed in our 2023 proxy statement to reflect the actual dividends accrued within the fiscal year, whereas they previously reflected cumulative accrued dividends.
(i)Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)Based on the SEC’s Compliance and Disclosure Interpretations, excludes dividends paid on unvested RSU awards that were previously disclosed in our 2023 proxy statement because dividends are reflected in the fair value of awards.
(k)See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount			$ 4,512,219	4,773,473	4,789,858	4,109,333
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,423,238	3,834,511	9,568,003	2,028,719
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal year(1)	Summary compensation table total ($)(a)	(Minus) Change in accumulated benefits under defined benefit and actuarial pension plans ($)(b)	Plus Service costs under defined benefit and actuarial pension plans ($)(c)	(Minus) Grant date fair value of stock awards granted in fiscal year ($)(d)	Plus Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year ($)(e)	Plus/(Minus) Change in fair value of outstanding and unvested stock awards granted in prior fiscal years ($)(f)	Plus Fair value at vesting of stock awards granted in fiscal year that vested during fiscal year ($)(g)	Plus/(Minus) Change in fair value as of vesting date of stock awards granted in prior years for which applicable vesting conditions were satisfied during fiscal year ($)(h)	(Minus) Fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year ($)(i)	Equals Compensation actually paid ($)(j)
PEO (Owen)
2023	$2,188,651	$—	$—	$(670,011)	$746,898	$—	$(3,482)	$—	$—	$2,262,056
PEO (Hochschild)
2023	$10,891,514	$(15,554)	$—	$(9,425,219)	$—	$(44,052)	$1,820,991	$—	$—	$3,227,680
2022	$10,642,075	$—	$—	$(8,000,133)	$8,744,275	$(3,579,325)	$431,835	$69,248	$—	$8,307,975
2021	$12,087,218	$—	$—	$(7,600,006)	$12,893,421	$15,011,729	$(81,682)	$89,761	$—	$32,400,442
2020	$10,357,259	$(49,654)	$—	$(7,350,078)	$4,333,881	$(3,412,450)	$(1,086,049)	$—	$—	$2,792,909
Other NEOs (Average)(k)
2023	$4,512,219	$(2,080)	$—	$(2,072,026)	$1,384,155	$(39,561)	$—	$344,896	$(704,366)	$3,423,238
2022	$4,773,473	$—	$—	$(2,551,413)	$2,408,103	$(858,145)	$16,469	$46,024	$—	$3,834,511
2021	$4,789,858	$—	$—	$(2,275,118)	$3,647,786	$3,398,600	$21,354	$(14,477)	$—	$9,568,003
2020	$4,109,333	$(39,577)	$—	$(2,389,093)	$1,633,833	$(809,758)	$—	$(476,018)	$—	$2,028,719
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Excludes the change in value of Mr. Hochschild’s deferred RSUs since such awards were fully vested prior to January 1, 2020, see the table “2023 Nonqualified deferred compensation” for additional information. For Mr. Hochschild and the “Other NEOs,” the PSU values from 2020, 2021, and 2022 were adjusted from those disclosed in our 2023 proxy statement to reflect the actual dividends accrued within the fiscal year, whereas they previously reflected cumulative accrued dividends.
(g)Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. For Mr. Hochschild and the “Other NEOs”, the PSU values from 2020, 2021, and 2022 were adjusted from those disclosed in our 2023 proxy statement to reflect the actual dividends accrued within the fiscal year, whereas they previously reflected cumulative accrued dividends.
(i)Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)Based on the SEC’s Compliance and Disclosure Interpretations, excludes dividends paid on unvested RSU awards that were previously disclosed in our 2023 proxy statement because dividends are reflected in the fair value of awards.
(k)See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
We believe the “compensation actually paid” (CAP) in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, generally due to the result of our stock performance and our varying levels of achievement against pre-established performance goals related to Adjusted PBTR, EPS (for the PSU portion of the LTI program), and other performance factors.
CAP and TSR alignment
As shown in the chart below, changes in the PEO CAP for Mr. Hochschild and other NEOs’ CAP amounts are aligned with changes to the Company’s TSR for 2020 through 2022. In 2023, the PEO CAP to Mr. Hochschild was reduced as a result of his resignation, where he forfeited eligibility for his 2023 equity award, which comprised 74% of his target compensation. Additionally in 2023, the PEO CAP for Mr. Hochschild and the average CAP to our other NEOs (shown as “NEO CAP” in the table below) was impacted due to changes in our PSU forecasts based on EPS.

■	PEO CAP - Owen	■	PEO CAP - Hochschild	■	NEO CAP
	DFS TSR		Peer Group TSR

Compensation Actually Paid vs. Company Selected Measure
CAP, net income, and adjusted PBTR alignment
PBTR is a critical measure of the core operating performance of the business and focuses on factors the Company’s incentive-eligible employees are most able to directly impact and influence. As a result of the Compensation Committee’s decision to approve management’s recommendation to recognize the prior period impacts of the card misclassification matter in the 2023 performance year, our 2023 net income and PBTR results decreased from the prior year, in line with the 2023 CAP to Mr. Hochschild and the average CAP to the other NEOs.

■	PEO CAP - Owen	■	PEO CAP - Hochschild	■	NEO CAP
	Net Income		Adjusted PBTR

Total Shareholder Return Vs Peer Group
CAP and TSR alignment
As shown in the chart below, changes in the PEO CAP for Mr. Hochschild and other NEOs’ CAP amounts are aligned with changes to the Company’s TSR for 2020 through 2022. In 2023, the PEO CAP to Mr. Hochschild was reduced as a result of his resignation, where he forfeited eligibility for his 2023 equity award, which comprised 74% of his target compensation. Additionally in 2023, the PEO CAP for Mr. Hochschild and the average CAP to our other NEOs (shown as “NEO CAP” in the table below) was impacted due to changes in our PSU forecasts based on EPS.

■	PEO CAP - Owen	■	PEO CAP - Hochschild	■	NEO CAP
	DFS TSR		Peer Group TSR

Tabular List, Table
The following is a list of financial performance measures, which in our assessment represents the most important financial performance measures used by the Company to link CAP to the NEOs for 2023. In addition to the metrics noted below, the Company’s decision making process also incorporates annual objectives relating to other performance factors. Please see the CD&A for a further description of the metrics used in the Company’s executive compensation program.

Unranked listing of most important performance measures
Adjusted PBTR
EPS
Relative TSR

Total Shareholder Return Amount			$ 145.98	123.49	142.87	110.08
Peer Group Total Shareholder Return Amount			122.48	111.41	127.11	95.90
Net Income (Loss)			$ 2,940,000,000	$ 4,374,000,000	$ 5,422,000,000	$ 1,125,000,000
Company Selected Measure Amount			5,478,000,000	6,495,000,000	5,208,000,000	3,934,000,000
Additional 402(v) Disclosure			Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the CEOs, Mr. Hochschild and Mr. Owen, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than the CEOs.Pursuant to applicable SEC disclosure rules, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.The results presented in fiscal years 2020, 2021, and 2022 have been restated to reflect immaterial corrections to the financial statements. See Note 26: “Immaterial Restatement of Prior Period Financial Statements” in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted PBTR
Non-GAAP Measure Description			The Compensation Committee selected Adjusted PBTR. Adjusted PBTR is derived by adjusting PBTR for one or more unusual or extraordinary items which the Compensation Committee, in its sole discretion, has determined should be added to or subtracted from PBTR. 2023 PBTR was adjusted for prior period impacts from the card misclassification matter, 2022 PBTR was adjusted for losses on certain equity investments, 2021 PBTR was adjusted for gains on certain equity investments, and 2020 PBTR was adjusted for software write-offs and facilities dispositions. Adjusted PBTR amounts presented for fiscal years 2020, 2021, and 2022 have not been restated for the effects of immaterial corrections to the financial statements referred to in footnote 6. Adjusted PBTR is a non-GAAP financial measure which should be viewed in addition to, not as a substitute for, the company’s reported results. Please see “Annex A” for a reconciliation of Adjusted PBTR to net income, as well as the impact that prior period restatements would have had on each of these measures for fiscal years 2020, 2021, and 2022.
Measure:: 2
Pay vs Performance Disclosure
Name			EPS
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
John B. Owen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,188,651
PEO Actually Paid Compensation Amount			2,262,056
PEO Name	Mr. Owen
Roger Hochschild [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			10,891,514	$ 10,642,075	$ 12,087,218	$ 10,357,259
PEO Actually Paid Compensation Amount			3,227,680	$ 8,307,975	$ 32,400,442	$ 2,792,909
PEO Name		Mr. Hochschild		Mr. Hochschild	Mr. Hochschild	Mr. Hochschild
PEO | Adjustment, Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (15,554)		$ 0	$ 0	$ (49,654)
PEO | Adjustment, Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		0	0	0
PEO | Adjustment, Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(670,011)	(9,425,219)		(8,000,133)	(7,600,006)	(7,350,078)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	746,898	0		8,744,275	12,893,421	4,333,881
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(44,052)		(3,579,325)	15,011,729	(3,412,450)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,482)	1,820,991		431,835	(81,682)	(1,086,049)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0		69,248	89,761	0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0		0	0	0
Non-PEO NEO | Adjustment, Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,080)	0	0	(39,577)
Non-PEO NEO | Adjustment, Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Adjustment, Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,072,026)	(2,551,413)	(2,275,118)	(2,389,093)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,384,155	2,408,103	3,647,786	1,633,833
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(39,561)	(858,145)	3,398,600	(809,758)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	16,469	21,354	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			344,896	46,024	(14,477)	(476,018)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (704,366)	$ 0	$ 0	$ 0